PGIM Core Conservative Bond Fund Expense Example, No Redemption - PGIM Core Conservative Bond Fund - R6	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 19
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	$ 677